Schedule of Option Pricing Model and Adopted Fair Value Per Share (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount rate (after tax)
Contractual term (in years)	10 years	10 years
Discount for lack of marketability ("DLOM")
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)
Discount rate (after tax)
Discount for lack of marketability ("DLOM")
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)	$ 0.68	$ 0.73
Risk-free interest rate	4.23%	3.99%
Expected volatility	59.65%	64.67%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share (US$)	$ 0.76	$ 5.56
Risk-free interest rate	4.24%	4.36%
Expected volatility	60.29%	65.68%